Condensed Consolidated Statements Of Members' Equity (Deficit) (USD $) In Millions, unless otherwise specified		Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member] Contributed Capital [Member]	Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member] Accumulated Losses [Member]	Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member] Comprehensive Income (Loss) [Member]	Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member] Accumulated Other Comprehensive Loss [Member]	Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Canada CH Investment Coporation [Member] Contributed Capital [Member]	Canada CH Investment Coporation [Member]	Veba Trust [Member] Contributed Capital [Member]	Veba Trust [Member]	Fiat [Member] Contributed Capital [Member]	Fiat [Member]	U S Treasury [Member] Contributed Capital [Member]	U S Treasury [Member]	Related Party [Member] Contributed Capital [Member]	Related Party [Member]	Parent Company [Member] Contributed Capital [Member]	Parent Company [Member]	Contributed Capital [Member]	Accumulated Losses [Member]	Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2007		$ 2,454	$ (639)		$ (102)	$ 1,713
Capital contributions															112	112
Net income (loss)			(16,844)	(16,844)		(16,844)
Other comprehensive income (loss):
Unrealized losses on available for sale securities				(6)
Unrealized gain (loss) on derivatives recorded in AOCI, net	[1]			150
Defined benefit plan adjustment:
Actuarial gain (loss)	[1]			(1,360)
Prior service credit	[1]			433
Other comprehensive income (loss)				(783)	(783)	(783)
Comprehensive income (loss)				(17,627)
Equity based compensation		6				6
Non-cash dividend to related party		(101)				(101)
Balance at Dec. 31, 2008		2,471	(17,483)		(885)	(15,897)
Capital contributions															13	13	4,275	4,275
Net income (loss)			(4,425)	(4,425)		(4,425)
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[1]			(147)
Foreign currency translation adjustments	[1]			(74)
Defined benefit plan adjustment:
Actuarial gain (loss)	[1]			(253)
Prior service credit	[1]			(2)
Other comprehensive income (loss)				(476)	(476)	(476)
Comprehensive income (loss)				(4,901)
Dividend to parent company		(52)				(52)
Balance at Jun. 09, 2009		6,707	(21,908)		(1,361)	(16,562)
Balance at Jun. 10, 2009
Capital contributions							17	17			320	320	72	72
VEBA Trust contribution	[2]
Net income (loss)																				(3,785)	(3,785)		(3,785)
Other comprehensive income (loss):
Foreign currency translation adjustments	[1]																				58
Defined benefit plan adjustment:
Actuarial gain (loss)	[1]																				(913)
Prior service credit	[1]																				1
Other comprehensive income (loss)																					(854)	(854)	(854)
Comprehensive income (loss)																					(4,639)
Balance at Dec. 31, 2009																			409	(3,785)		(854)	(4,230)
VEBA Trust contribution																			990				990
Net income (loss)																				(197)	(197)		(197)
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[3]																				(16)
Realized (gain) loss on derivatives reclassified from AOCI to income, net	[3]																				8
Foreign currency translation adjustments	[3]																				(39)
Defined benefit plan adjustment:
Actuarial gain (loss)	[3]																				1
Other comprehensive income (loss)																					(46)	(46)	(46)
Comprehensive income (loss)																					(243)
Balance at Mar. 31, 2010																			1,399	(3,982)		(900)	(3,483)
Balance at Dec. 31, 2009																				(3,785)		(854)	(4,230)
VEBA Trust contribution									990	990
Net income (loss)																				(652)	(652)		(652)
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[1]																				(32)
Foreign currency translation adjustments	[1]																				(107)
Defined benefit plan adjustment:
Actuarial gain (loss)	[1]																				(463)
Prior service credit	[1]																				5
Other comprehensive income (loss)																					(597)	(597)	(597)
Comprehensive income (loss)																					(1,249)
Balance at Dec. 31, 2010																				(4,437)		(1,451)	(4,489)
Balance at Mar. 31, 2010																				(3,982)		(900)	(3,483)
Net income (loss)																				(172)	(172)		(172)
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[3]																				51
Realized (gain) loss on derivatives reclassified from AOCI to income, net	[3]																				(19)
Foreign currency translation adjustments	[3]																				13
Defined benefit plan adjustment:
Actuarial gain (loss)	[3]																				1
Other comprehensive income (loss)																					46	46	46
Comprehensive income (loss)																					(126)
Balance at Jun. 30, 2010																			1,399	(4,154)		(854)	(3,609)
Net income (loss)																				(84)	(84)		(84)
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[3]																				(26)
Realized (gain) loss on derivatives reclassified from AOCI to income, net	[3]																				(1)
Foreign currency translation adjustments	[3]																				(44)
Defined benefit plan adjustment:
Actuarial gain (loss)	[3]																				1
Other comprehensive income (loss)																					(70)	(70)	(70)
Comprehensive income (loss)																					(154)
Balance at Sep. 30, 2010																			1,399	(4,238)		(924)	(3,763)
Balance at Dec. 31, 2010																			1,399	(4,437)		(1,451)	(4,489)
Distribution for state tax withholding obligations on behalf of certain members																			(6)				(6)
Net income (loss)																				116	116		116
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[3]																				(100)
Realized (gain) loss on derivatives reclassified from AOCI to income, net	[3]																				61
Foreign currency translation adjustments	[3]																				(12)
Defined benefit plan adjustment:
Actuarial gain (loss)	[3]																				3
Other comprehensive income (loss)																					(48)	(48)	(48)
Comprehensive income (loss)																					68
Balance at Mar. 31, 2011																			1,393	(4,321)		(1,499)	(4,427)
Exercise of Fiat's incremental equity call option																			1,268				1,268
Net income (loss)																				(370)	(370)		(370)
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[3]																				(60)
Realized (gain) loss on derivatives reclassified from AOCI to income, net	[3]																				59
Foreign currency translation adjustments	[3]																				15
Defined benefit plan adjustment:
Actuarial gain (loss)	[3]																				6
Other comprehensive income (loss)																					20	20	20
Comprehensive income (loss)																					(350)
Balance at Jun. 30, 2011																			2,661	(4,691)		(1,479)	(3,509)
Distribution for state tax withholding obligations on behalf of certain members																			(3)				(3)
Net income (loss)																				212	212		212
Other comprehensive income (loss):
Unrealized gain (loss) on derivatives recorded in AOCI, net	[3]																				186
Realized (gain) loss on derivatives reclassified from AOCI to income, net	[3]																				(22)
Foreign currency translation adjustments	[3]																				67
Defined benefit plan adjustment:
Actuarial gain (loss)	[3]																				1
Other comprehensive income (loss)																					232	232	232
Comprehensive income (loss)																					444
Balance at Sep. 30, 2011																			$ 2,658	$ (4,479)		$ (1,247)	$ (3,068)

[1]	Net of $0 of taxes.
[2]	The fair value of the VEBA Trust Membership Interests as of June 10, 2009 and December 31, 2009, was $479 million and $990 million, respectively. These amounts were offset by a contribution receivable of an equivalent amount. Refer to Note 18, Employee Retirement and Other Benefits, for additional information.
[3]	Net of $0 of taxes.